Summary Prospectus and
Prospectus Supplement

January 8, 2025

Morgan Stanley Institutional Liquidity Funds

Supplement dated January 8, 2025 to the Morgan Stanley Institutional Liquidity Funds Summary Prospectuses and Prospectuses dated February 29, 2024, as supplemented

Money Market Portfolio
Tax-Exempt Portfolio
(the "Funds")

Administrative Class
Advisory Class
Cash Management Class
Impact Partner Class
Investor Class
Participant Class
Select Class
Wealth Class
Wealth S Class

The Funds will be open for business (and shares of the Funds can be purchased and redeemed) on January 9, 2025. However, the Funds will close early on January 9, 2025, consistent with their standard early cut-off times for when the Securities Industry and Financial Markets Association recommends that the bond markets close early. The Funds' standard early cut-off times are listed below.

Fund Name	Final time by which orders to purchase or redeem shares must be received by the Fund or financial intermediary
Money Market Portfolio	3:00 p.m. Eastern time
Tax-Exempt Portfolio	1:00 p.m. Eastern time

Please retain this supplement for future reference.

  ILFMMKTEPSUMPSPT1 1/25

Summary Prospectus and
Prospectus Supplement

January 8, 2025

Morgan Stanley Institutional Liquidity Funds

Supplement dated January 8, 2025 to the Morgan Stanley Institutional Liquidity Funds Summary Prospectuses and Prospectus dated March 23, 2024

Money Market Portfolio
Tax-Exempt Portfolio
(the "Funds")

Advisor Class

The Funds will be open for business (and shares of the Funds can be purchased and redeemed) on January 9, 2025. However, the Funds will close early on January 9, 2025, consistent with their standard early cut-off times for when the Securities Industry and Financial Markets Association recommends that the bond markets close early. The Funds' standard early cut-off times are listed below.

Fund Name	Final time by which orders to purchase or redeem shares must be received by the Fund or financial intermediary
Money Market Portfolio	3:00 p.m. Eastern time
Tax-Exempt Portfolio	1:00 p.m. Eastern time

Please retain this supplement for future reference.

  ILFMMKTEPSUMPSPT2 1/25

Prospectus Supplement

January 8, 2025

Morgan Stanley Institutional Liquidity Funds

Supplement dated January 8, 2025 to
the Morgan Stanley Institutional Liquidity Funds Prospectuses dated February 28, 2024, as supplemented

Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
(the "Funds")

Administrative Class
Advisory Class
Cash Management Class
CastleOak Class
Impact Class
Impact Partner Class
Institutional Class
Institutional Select Class
Investor Class
Participant Class
Select Class

The Funds will be open for business (and shares of the Funds can be purchased and redeemed) on January 9, 2025. However, the Funds will close early on January 9, 2025, consistent with their standard early cut-off times for when the Securities Industry and Financial Markets Association recommends that the bond markets close early. The Funds' standard early cut-off times are listed below.

Fund Name	Final time by which orders to purchase or redeem shares must be received by the Fund or financial intermediary
Government Securities Portfolio and Treasury Securities Portfolio	1:00 p.m. Eastern time
Prime Portfolio	2:00 p.m. Eastern time
Government Portfolio and Treasury Portfolio	3:00 p.m. Eastern time

Please retain this supplement for future reference.

  ILFPROSPT1 1/25

Prospectus Supplement

January 8, 2025

Morgan Stanley Institutional Liquidity Funds

Supplement dated January 8, 2025 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated June 25, 2024

Government Portfolio
Treasury Portfolio
Treasury Securities Portfolio
(the "Funds")

Advisor Class

The Funds will be open for business (and shares of the Funds can be purchased and redeemed) on January 9, 2025. However, the Funds will close early on January 9, 2025, consistent with their standard early cut-off times for when the Securities Industry and Financial Markets Association recommends that the bond markets close early. The Funds' standard early cut-off times are listed below.

Fund Name	Final time by which orders to purchase or redeem shares must be received by the Fund or financial intermediary
Treasury Securities Portfolio	1:00 p.m. Eastern time
Government Portfolio and Treasury Portfolio	3:00 p.m. Eastern time

Please retain this supplement for future reference.

  ILFPROSPT2 1/25